Organization and Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Changes in the allowance for doubtful accounts
Balance, Beginning of Year	$ 500	$ 500	$ 500
Provision for Doubtful Accounts	0	0	0
Net Write-Offs	0	0	0
Balance, End of Year	$ 500	$ 500	$ 500